other long-term assets	6 Months Ended
Jun. 30, 2026
other long-term assets
other long-term assets
20	other long-term assets

		June 30,	December 31,
As at (millions)	Note	2026	2025
Pension assets	15	$234	$235
Unbilled customer finance receivables	4(a)	552	586
Derivative assets	4(d)	87	40
Deferred income taxes		77	74
Costs incurred to obtain or fulfill contracts with customers		372	370
Investments in real estate joint ventures	21(a)	254	240
Investments in associates	21(b)	207	198
Portfolio investments [1]
At fair value through net income		88	78
At fair value through other comprehensive income		702	648
Prepaid maintenance		57	38
Refundable security deposits and other		170	169
		$2,800	$2,676

1Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are as follows:

	Costs incurred to
	Obtain	Fulfill contracts
	contracts with	with
(millions)	customers	customers	Total
Balance as at April 1, 2026	$595	$87	$682
Additions	125	8	133
Amortization	(106)	(2)	(108)
Balance as at June 30, 2026	$614	$93	$707
Balance as at January 1, 2026	$701	$82	$783
Additions	261	16	277
Amortization [1]	(348)	(5)	(353)
Balance as at June 30, 2026	$614	$93	$707
Current	$301	$34	$335
Non-current	313	59	372
	$614	$93	$707

1

For the three-month and six-month periods ended June 30, 2026, $NIL (2025 – $NIL) and $130 (2025 – $NIL), respectively of amortization of costs incurred to obtain contracts with customers was included in restructuring and other costs.